EMPLOYEE BENEFITS (Details 1)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Discount rate		1.81%	1.81%	2.82%
Inflation		3.00%	3.00%	3.00%
Annual rate of wage growth		5.22%	5.22%	5.22%
Mortality rate	[1]	RV-2014	RV-2014	RV-2014

[1]	For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the RV-2014, which is based on Chilean pensioner experience from 2006-2013 (SP & SVS, 2013). The mortality tables distinguish between males and females.